Restricted Net Assets - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Restricted Net Assets Disclosure [Line Items]
Restricted net assets	¥ 918.3
Percentage of total restricted net assets to total consolidated net assets	8.60%
Annual Appropriations Of Net After Tax Profits To Be Set Aside As General Reserve Fund Or Statutory Surplus Fund	10.00%
Foreign Invested Enterprise [Member] | General Reserve Fund [Member] | CHINA
Restricted Net Assets Disclosure [Line Items]
Appropriation of after-tax profits to non distributable reserve funds, percentage	10.00%
Required general reserve registered capital ratio to deforce compulsory net profit allocation to general reserve	50.00%
Domestic Enterprise [Member] | Statutory Surplus Reserve [Member] | CHINA
Restricted Net Assets Disclosure [Line Items]
Appropriation Of After Tax Profit To Statutory Surplus Fund Required Percentage Minimum	10.00%
Required statutory surplus registered capital ratio to deforce compulsory net profit allocation to statutory surplus	50.00%